111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                January 20, 2011

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

                Re:  Advisors Disciplined Trust 677 (the "Fund")
                                 (CIK 1506876)
                     -------------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     The Fund consists of one unit investment trust, Select Emerging Markets ETF Portfolio, Series 2011-1Q (the "Trust"), which will invest in a portfolio consisting of exchange-traded funds that focus their investments on securities of companies based in emerging markets or with significant operations in emerging markets countries based on factors described in the prospectus. Some or all of the exchange-traded funds will be open-end management investment companies.1 The disclosures related to the exchange-traded funds have been prepared in general conformity with materials submitted on behalf of several prior Advisors Disciplined Trust series, the most recent of which is Advisors Disciplined Trust 610, declared effective by the Commission on November 23, 2010 (File No. 333-169114).

     We are requesting review of the Registration Statement because the Fund is unable to rely on Rule 487 under the Securities Act of 1933 so that the Registration Statement would automatically become effective upon filing. The Fund may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Accordingly, we request limited review of the Registration Statement to the extent necessary to comply with Rule 487(b)(1).

_______________________________
     1 The Trust's investment in the underlying funds will be made in reliance on an order of the Securities and Exchange Commission (the "Commission") pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Advisors Asset Management, Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Fixed Income Securities, L.P. and Advisor's Disciplined Trust, Investment Company Act Rel. Nos. 26528 (Aug. 9, 2004) (notice) and 26592 (Sept. 3, 2004) (order).

     In addition to the foregoing, we note that as part of its general business the Sponsor distributes or markets various investment funds to broker-dealers. As part of this business, the Sponsor provides certain wholesale marketing services with respect to WisdomTree ETFs pursuant to a marketing agreement with WisdomTree Asset Management, Inc., the investment adviser to the WisdomTree ETFs. As compensation for these services, WisdomTree Asset Management, Inc. pays compensation to the Sponsor based on the shares of WisdomTree ETFs held at applicable firms and this would include shares of WisdomTree ETFs held by unit investment trusts sponsored by the Sponsor. These amounts are paid by WisdomTree Asset Management, Inc. out of its own assets and are not paid by any WisdomTree ETF or the Trust. It is not currently known if the Trust will invest in shares of any WisdomTree ETFs or the amount of any investment if the Trust does invest in WisdomTree ETFs. If the Trust does hold WisdomTree ETFs, the Sponsor may receive payments from WisdomTree Asset Management, Inc. with respect to shares of WisdomTree ETFs held by the Trust. Disclosure regarding this matter appears in in the Trust prospectus under "Understanding Your Investment-- Exchange-Traded Funds."

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about February 23, 2011 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-21056) for Advisors Disciplined Trust, Series l, are intended to apply to this series of the Fund.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834.


                                Very truly yours,

                                CHAPMAN AND CUTLER LLP